Investment Objectives and Goals	Sep. 15, 2026
Defiance Long/Short Space Economy vs. Legacy Communications ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LONG/SHORT SPACE ECONOMY VS. LEGACY COMMUNICATIONS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Long/Short Space Economy vs. Legacy Communications ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Long/Short AI Compute vs. Legacy Software ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LONG/SHORT AI COMPUTE VS. LEGACY SOFTWARE ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Long/Short AI Compute vs. Legacy Software ETF (the “Fund”) seeks long-term capital appreciation.